CONDENSED PARENT-COMPANY-ONLY FINANCIAL STATEMENTS. (Details 2) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Condensed Statements of Income
Interest income	$ 12,397,370	$ 12,157,202	$ 11,374,645	$ 11,498,081	$ 12,117,382	$ 12,707,194	$ 13,176,256	$ 13,612,790
Interest expense	1,314,003	1,280,061	1,313,168	1,322,825	1,406,250	1,545,575	1,687,527	1,805,452	5,230,057	6,444,804	8,677,801
Net interest income	11,083,367	10,877,141	10,061,477	10,175,256	10,711,132	11,161,619	11,488,729	11,807,338	42,197,241	45,168,818	47,030,491
Non-interest income	2,620,296	2,595,603	1,853,750	2,472,162	4,504,483	4,913,580	4,635,892	4,716,128	9,541,811	18,770,083	15,703,708
Non-interest expense	8,438,941	8,886,142	8,237,632	8,700,392	9,481,956	8,797,381	9,105,717	9,858,192	34,263,107	37,243,246	34,191,284
Income before income taxes	4,954,722	4,386,602	3,177,595	3,747,026	(1,116,341)	5,477,818	5,643,904	4,600,274	16,265,945	14,605,655	14,092,915
Income tax benefit	1,531,979	1,381,966	1,074,428	1,244,210	(537,326)	1,869,647	1,991,730	1,472,545	5,232,583	4,796,596	4,263,227
Net income	3,422,743	3,004,636	2,103,167	2,502,816	(579,015)	3,608,171	3,652,174	3,127,729	11,033,362	9,809,059	9,829,688
Income available to common shares	3,296,336	2,804,241	1,914,984	2,207,549	(941,895)	3,262,705	3,246,407	2,722,270	10,223,110	8,289,487	8,145,658
Parent Company [Member]
Condensed Statements of Income
Interest income									122,237	126,633	131,051
Interest expense									677,189	509,437	541,727
Net interest income									(554,952)	(382,804)	(410,676)
Non-interest income									210,283	169,122	1,042,468
Non-interest expense									771,664	829,460	746,278
Income before income taxes									(1,116,333)	(1,043,142)	(115,486)
Income tax benefit									(373,518)	(337,717)	(34,936)
Net (loss) income before equity in earnings of Bank									(742,815)	(705,425)	(80,550)
Equity in earnings of Bank									11,776,177	10,514,484	9,910,238
Net income									11,033,362	9,809,059	9,829,688
Income available to common shares									$ 10,223,110	$ 8,289,487	$ 8,145,658